Property plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [Abstract]
Schedule of property plant and equipment, net
	Machinery, equipment and vehicles	Computers	Office furniture and equipment	Leasehold improvements	Raw materials for property	Buildings	Total
	Thousands USD	Thousands USD	Thousands USD	Thousands USD	USD	Thousands USD	Thousands USD
Cost
As of January 1, 2020	4,708	476	187	1,745	-	-	7,116

Additions	1,163	124	85	12	-	-	1,384
Disposals	-	(8)	(22)	-	-	-	(30)
As of December 31, 2020	5,871	592	250	1,757	-	-	8,470

Acquisitions through business combinations	1,686	325	110	592	-	-	2,713
Additions	1,545	1,078	461	423	439	6,064	10,010
Disposals	(646)	(122)	(25)	(193)	-	-	(986)
Effect of changes in exchange rates	34	(3)	(1)	-	-	-	30
As of December 31, 2021	8,490	1,870	795	2,579	439	6,064	20,237

Depreciation accrued
As of January 1, 2020	1,486	430	53	404	-	-	2,373

Additions	787	47	30	167	-	-	1,031
Disposals	-	(8)	(18)	-	-	-	(26)
As of December 31, 2020	2,273	469	65	571	-	-	3,378

Additions	1,144	184	61	367	-	18	1,774
Disposals	(539)	(118)	(7)	(3)	-	-	(667)
Impairment loss	5,585	1,331	676	-	439	-	8,031
Effect of changes in exchange rates	27	4	-	-	-	-	31
As of December 31, 2021	8,490	1,870	795	935	439	18	12,547

Carrying amount
As of December 31, 2020	3,598	123	185	1,186	-	-	5,092
As of December 31, 2021	-	-	-	1,644	-	6,046	7,690

A.	Impairment loss